Expenses by nature	3 Months Ended
Mar. 31, 2024
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three Months Ended March 31,
	2024	2023
	$’000	$’000
External research and development expenses	7,047	5,825
Employee expenses[1]	1,548	1,419
Depreciation	6	10
Other expenses	57	52
Total research and development expenses	8,658	7,306

External costs	1,915	2,270
Employee expenses[2]	881	776
Depreciation	74	67
Total general and administrative expenses	2,870	3,113
Total operating expenses	11,528	10,419

[1]Included in employee expenses is share based compensation expense of $0.2 million and $0.3 million for the three months ended March 31, 2024 and 2023, respectively, relating to employees in the research and development department.

[2] Included in employee expenses is share based compensation expense of $0.1 million and $0.2 million for the three months ended March 31, 2024 and 2023, respectively, relating to employees in the general and administrative department.

Foreign exchange gain/loss

Foreign exchange gain of $1.3 million for the three months ended March 31, 2024 (foreign exchange loss of $1.6 million for the three months ended March 31, 2023) consists primarily of gains (2023: losses) related to the translation of the U.S. dollar cash and other financial assets balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in the Group’s consolidated financial statements for the year ended December 31, 2023.

At March 31, 2024, if the U.S. dollar had weakened/strengthened by 10% against the euro with all other variables held constant, the loss before tax for the three months ended March 31, 2024, would have been $5.6 million higher/lower, mainly related to the translation of cash and other financial assets held in U.S. dollar in the Company’s subsidiary, GH Research Ireland Limited. This would be offset by an equivalent amount within Other Comprehensive Income.